Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid,” or “CAP,” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A beginning on page 46.

PAY VERSUS PERFORMANCE TABLE*

(a)	(b)	(c)	(d)	(e)	(f)		(g)	(h)
					Value of Initial Fixed $100 Investment Based on5
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for Non-PEO NEOs ($)[3]	Average Compensation Actually Paid to Non-PEO NEOs ($)[4]	Total Share- holder Return ($)	Peer Group Total Share- holder Return ($)	Net Income ($)[6] (in millions)	Adjusted FIFO Operating Profit ($)[7] (in millions)
2022	19,209,843	23,325,794	6,117,423	6,281,085	178.23	140.77	2,244	5,079
2021	18,168,730	36,111,316	5,644,957	9,323,327	168.66	145.25	1,655	4,310
2020	22,373,574	29,840,084	6,932,437	9,191,933	131.19	123.01	2,585	4,056

*Totals in the above table might not equal the summation of the columns due to rounding amounts to the nearest dollar.

1.	During fiscal 2020, 2021, and 2022, Mr. McMullen served as our Principal Executive Officer (“PEO”). The dollar amounts reported in column (b) are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table (“SCT”).

2.	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. McMullen as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. McMullen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McMullen’s total compensation for each year to determine the CAP:

PEO SCT Total to CAP Reconciliation
Year	Reported Summary Compensation Table for PEO ($)	Reported Summary Compensation Table Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the APV of Pension Benefits in Summary Compensation Table (c) ($)	Plus: Pension Benefit Adjustments(b)(c) ($)	Compensation Actually Paid to PEO ($)
2022	19,209,843	12,667,275	16,783,226	-	-	23,325,794
2021	18,168,730	10,999,185	28,941,771	-	-	36,111,316
2020	22,373,574	13,001,622	22,126,697	1,658,565	-	29,840,084

a)	The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” column of the SCT for each applicable year and are subtracted from the Reported Summary Compensation Table for PEO.

b)	The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follow: the equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below:

PEO Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	9,214,146	(855,562)	-	8,424,642	16,783,226
2021	17,014,361	2,769,331	-	9,158,079	28,941,771
2020	12,561,917	6,145,551	-	3,419,229	22,126,697

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualifed Deferred Compensation” of the SCT for each applicable year. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

3.	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the Total column of the SCT in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for Fiscal 2022 and 2021, Mr. Millerchip, Mr. Aitken, Mr. Cosset, and Mr. Massa; and (ii) for Fiscal 2020, Mr. Millerchip, Mr. Aitken, Mr. Cosset, and Mr. Donnelly.

4.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for each year to determine the CAP using the same methodology as described in footnote 2:

Average Non-PEO NEOs Summary Compensation Table Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table for Non- PEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards for non-PEO NEOs ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the APV of Pension Benefits in SCT(b) ($)	Plus: Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	6,117,423	3,783,616	3,947,278	-	-	6,281,085
2021	5,644,957	3,174,785	6,853,155	-	-	9,323,327
2020	6,932,437	3,807,225	6,291,210	224,490	-	9,191,933

(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:

Equity Award Adjustments for Non-PEO NEOs
Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding & Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2022	2,606,281	(259,317)	-	1,600,314	3,947,278
2021	4,424,764	667,315	-	1,761,076	6,853,155
2020	4,033,879	1,507,771	-	749,561	6,291,210

(b)	Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period. Only Mr. Donnelly participated in the pension plan.

5.	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Albertsons Companies, Inc. (included from June 26, 2020 when it began trading), Costco Wholesale Corporation, CVS Health Corporation, Koninklijke Ahold Delhaize N.V., Target Corp., Walgreens Boots Alliance Inc. and Walmart Inc. The cumulative TSR depicts a hypothetical $100 investment in Kroger common shares on February 1, 2020, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

6.	Net income is as reported in the Company’s audited financial statements for the applicable year in accordance with U.S. GAAP.

7.	Adjusted FIFO Operating Profit equals gross profit, excluding the LIFO charge, minus OG&A, minus rent, and minus depreciation and amortization. For a reconciliation of non-GAAP information, see pages 27 – 33 of our Annual Report on Form 10-K for the fiscal year ended January 28, 2023, filed with the SEC on March 28, 2023.

Company Selected Measure Name	Adjusted FIFO Operating Profit
Named Executive Officers, Footnote [Text Block]
1.	During fiscal 2020, 2021, and 2022, Mr. McMullen served as our Principal Executive Officer (“PEO”). The dollar amounts reported in column (b) are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table (“SCT”).

3.	The dollar amounts reported in column (d) represent the average of the amounts reported for our non-PEO NEOs as a group in the Total column of the SCT in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for Fiscal 2022 and 2021, Mr. Millerchip, Mr. Aitken, Mr. Cosset, and Mr. Massa; and (ii) for Fiscal 2020, Mr. Millerchip, Mr. Aitken, Mr. Cosset, and Mr. Donnelly.

Peer Group Issuers, Footnote [Text Block]
5.	Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Albertsons Companies, Inc. (included from June 26, 2020 when it began trading), Costco Wholesale Corporation, CVS Health Corporation, Koninklijke Ahold Delhaize N.V., Target Corp., Walgreens Boots Alliance Inc. and Walmart Inc. The cumulative TSR depicts a hypothetical $100 investment in Kroger common shares on February 1, 2020, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

PEO Total Compensation Amount	$ 19,209,843	$ 18,168,730	$ 22,373,574
PEO Actually Paid Compensation Amount	$ 23,325,794	36,111,316	29,840,084
Adjustment To PEO Compensation, Footnote [Text Block]
2.	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. McMullen as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. McMullen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McMullen’s total compensation for each year to determine the CAP:

PEO SCT Total to CAP Reconciliation
Year	Reported Summary Compensation Table for PEO ($)	Reported Summary Compensation Table Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the APV of Pension Benefits in Summary Compensation Table (c) ($)	Plus: Pension Benefit Adjustments(b)(c) ($)	Compensation Actually Paid to PEO ($)
2022	19,209,843	12,667,275	16,783,226	-	-	23,325,794
2021	18,168,730	10,999,185	28,941,771	-	-	36,111,316
2020	22,373,574	13,001,622	22,126,697	1,658,565	-	29,840,084

a)	The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” column of the SCT for each applicable year and are subtracted from the Reported Summary Compensation Table for PEO.

b)	The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K as follow: the equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below:

PEO Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	YoY Change in Fair Value of Outstanding & Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	9,214,146	(855,562)	-	8,424,642	16,783,226
2021	17,014,361	2,769,331	-	9,158,079	28,941,771
2020	12,561,917	6,145,551	-	3,419,229	22,126,697

c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualifed Deferred Compensation” of the SCT for each applicable year. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

Non-PEO NEO Average Total Compensation Amount	$ 6,117,423	5,644,957	6,932,437
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,281,085	9,323,327	9,191,933
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for each year to determine the CAP using the same methodology as described in footnote 2:

Average Non-PEO NEOs Summary Compensation Table Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table for Non- PEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards for non-PEO NEOs ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the APV of Pension Benefits in SCT(b) ($)	Plus: Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	6,117,423	3,783,616	3,947,278	-	-	6,281,085
2021	5,644,957	3,174,785	6,853,155	-	-	9,323,327
2020	6,932,437	3,807,225	6,291,210	224,490	-	9,191,933

(a)	The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below:

Equity Award Adjustments for Non-PEO NEOs
Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding & Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)
2022	2,606,281	(259,317)	-	1,600,314	3,947,278
2021	4,424,764	667,315	-	1,761,076	6,853,155
2020	4,033,879	1,507,771	-	749,561	6,291,210

(b)	Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period. Only Mr. Donnelly participated in the pension plan.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	KROGER TSR GRAPHICAL REPRESENTATION
Compensation Actually Paid vs. Net Income [Text Block]	NET INCOME GRAPHICAL REPRESENTATION
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPANY SELECTED METRIC – Adjusted FIFO Operating Profit
Tabular List [Table Text Block]

Most Important Performance Measures

The three measures listed below represent the most important financial performance measures used by the Company to link CAP to Company performance for the 2022 fiscal year,

●	Adjusted FIFO Operating Profit

●	ID sales, without fuel

●	Adjusted net earnings per diluted share attributable to The Kroger Co.

For a reconciliation of non-GAAP information, see pages 27 – 33 of our Annual Report on Form 10-K for the fiscal year ended January 28, 2023, filed with the SEC on March 28, 2023.

Total Shareholder Return Amount	$ 178.23	168.66	131.19
Peer Group Total Shareholder Return Amount	140.77	145.25	123.01
Net Income (Loss)	$ 2,244,000,000	$ 1,655,000,000	$ 2,585,000,000
Company Selected Measure Amount	5,079,000,000	4,310,000,000	4,056,000,000
PEO Name	Mr. McMullen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	●Adjusted FIFO Operating Profit
Non-GAAP Measure Description [Text Block]
7.	Adjusted FIFO Operating Profit equals gross profit, excluding the LIFO charge, minus OG&A, minus rent, and minus depreciation and amortization. For a reconciliation of non-GAAP information, see pages 27 – 33 of our Annual Report on Form 10-K for the fiscal year ended January 28, 2023, filed with the SEC on March 28, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	●ID sales, without fuel
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	●Adjusted net earnings per diluted share attributable to The Kroger Co.
Mr. McMullen [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,667,275	$ 10,999,185	$ 13,001,622
Mr. McMullen [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,783,226	28,941,771	22,126,697
Mr. McMullen [Member] | Reported Change in the APV of Pension Benefits in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,658,565
Mr. McMullen [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,214,146	17,014,361	12,561,917
Mr. McMullen [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(855,562)	2,769,331	6,145,551
Mr. McMullen [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,424,642	9,158,079	3,419,229
Non-PEO NEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,783,616	3,174,785	3,807,225
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,947,278	6,853,155	6,291,210
Non-PEO NEO [Member] | Reported Change in the APV of Pension Benefits in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			224,490
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,606,281	4,424,764	4,033,879
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(259,317)	667,315	1,507,771
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,600,314	$ 1,761,076	$ 749,561